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							Decemember 5, 2022



VIA ELECTRONIC TRANSMISSION
---------------------------

Securities and Exchange Commission
Division of Investment Management
100 F Street, NE
Washington, DC  20549

Re:     Pioneer Series Trust IV (the "Trust")
        File Nos. 333-126384 and 811-21781
        CIK No. 0001331854

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, we certify that the forms of the prospectus and Statement of Additional Information relating to Pioneer Balanced ESG Fund, Pioneer
Multi-Asset Income Fund and Pioneer Securitized Income Fund, each a series of the Trust, which would have been filed under paragraph (c) of Rule 497, do not differ from those contained in Post-Effective
Amendment No. 42 to the Trust's registration statement on Form N-1A, filed electronically on November 22, 2022
(Accession No. 0001193125-22-290828).

If you have any questions concerning the foregoing certification, please contact me at (617) 422-4388.

						Very truly yours,



						/s/ Daniel J. Hynes
						-------------------------
   						Daniel J. Hynes
   						Senior Legal Product Manager


cc:     Christopher J. Kelley, Esq.
        Toby R. Serkin, Esq.



Amundi Asset Management US, Inc.
60 State Street
Boston, MA  02109-1820